Consolidated Statement of Operations and Comprehensive Loss	11 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Income Statement [Abstract]
Revenues
Operating expenses:
Selling, general and administrative	2,948,245
Depreciation and amortization	1,378
Foreign currency transaction gains	(28,146)
Total operating expenses	2,921,477
Loss from operations	(2,921,477)
Other income:
Interest income	152
Total other income	152
Loss before provision for income taxes	(2,921,325)
Provision for income taxes
Net loss	(2,921,325)
Other comprehensive loss, net of provision for income taxes:
Foreign currency translation loss	(35,998)
Comprehensive loss	$ (2,957,323)
Net Loss per Common Share
Basic and diluted | $ / shares	$ (0.60)
Weighted Average Number of Common Shares Outstanding
Basic and diluted | shares	4,917,792